NET INVESTMENT IN DIRECT FINANCING LEASES - Summary of Risk Classification of Direct Financing Lease Receivables (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Total minimum lease payments to be received	$ 122,893,158	$ 127,827,892	$ 122,561,475	$ 121,043,154
Normal
Total minimum lease payments to be received	3,829,130	6,415,200	20,699,228
Abnormal
Total minimum lease payments to be received	$ 119,064,028	$ 121,412,692	$ 101,862,247